Employment and Compensation Arrangements - Narrative (Details) - USD ($)								1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 29, 2021	Jan. 21, 2021	Nov. 30, 2020	Nov. 23, 2020	Nov. 06, 2020	Aug. 14, 2019	May 13, 2019	Jun. 30, 2020	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Nov. 30, 2021	Sep. 30, 2021	Jun. 14, 2021	Oct. 01, 2020	Sep. 30, 2020	Feb. 29, 2020	Feb. 21, 2020
Employment and Compensation Arrangements
Authorized grants												60,000,000
Share-based compensation expense											$ 139,571,000	$ 70,472,000	$ 51,383,000
Tax benefits											$ (8,480,000)	(30,620,000)	$ (751,000)
Vesting period							3 years				5 years
Unrecognized compensation cost									$ 0		$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 23.56
Options issued (in shares)											0
Non-option award granted (in shares)									675,401
Number of shares called per warrant (in shares)							52,800,000					52,800,000
Warrant exercise price (usd per share)							$ 11.50
Class of Warrant or Right, Outstanding																					24,132,666
Warrants exercised (in shares)		212,174		274,000
Shares withheld to cover exercise price (in shares)		80,610		110,484
Stock issued, warrants exercised		131,564		163,516
Share price (in dollars per share)															$ 23.34
Weighted-average risk-free interest rate											0.37%	0.14%	2.43%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares							5,309,713
Sale of stock, price per share (usd per share)								$ 22.50								$ 25.25	$ 26.00			$ 20.25
Capital stock, issued (in shares)									683,139,210		683,139,210	606,329,598
Net proceeds after fees								$ 304,030,000
Vested in period, fair value											$ 22,859,000	$ 4,972,000
Deferred compensation expense											$ 82,880,000	29,924,000
Plan modification, incremental cost												$ 8,543,000
CPA Global
Employment and Compensation Arrangements
Deferred compensation liability																		$ 19,478,000
Public Warrant
Employment and Compensation Arrangements
Number of shares called per warrant (in shares)							34,500,000
Class of Warrant or Right, Outstanding												0
Private Warrant
Employment and Compensation Arrangements
Number of shares called per warrant (in shares)							18,300,000		17,813,826		17,813,826	18,026,000	18,300,000
Minimum
Employment and Compensation Arrangements
Contractual term											1 year
Maximum
Employment and Compensation Arrangements
Contractual term											10 years
Warrant
Employment and Compensation Arrangements
Warrant exercise price (usd per share)																					$ 11.50
Employee Stock Option
Employment and Compensation Arrangements
Accelerated vesting (in shares)					43,605
Employee Stock Option | IP Segment
Employment and Compensation Arrangements
Accelerated compensation expense												$ 791,000
Restricted Stock Units (RSUs)
Employment and Compensation Arrangements
Share-based compensation expense											$ 47,606,000	$ 15,142,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 23.91	$ 22.12
Non-option award granted (in shares)											4,310,054	1,918,288
Restricted Stock Units (RSUs) | Minimum
Employment and Compensation Arrangements
Vesting period											6 months
Restricted Stock Units (RSUs) | Maximum
Employment and Compensation Arrangements
Vesting period											3 years
PSUs
Employment and Compensation Arrangements
Share-based compensation expense											$ 0
Vesting period											3 years
PSUs | Key Employee
Employment and Compensation Arrangements
Vesting period	1 year
Non-option award granted (in shares)	109,505
TSR PSUs
Employment and Compensation Arrangements
Share-based compensation expense									$ 4,473,000		$ 178,000
Vesting period											3 years
TSR PSUs | Minimum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Payout As A Percent Of Target											0.00%
TSR PSUs | Maximum
Employment and Compensation Arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Payout As A Percent Of Target											120.00%
Deferred Compensation, Excluding Share-based Payments and Retirement Benefits
Employment and Compensation Arrangements
Plan modification, incremental cost											$ 4,588,000
Sponsor agreement
Employment and Compensation Arrangements
Capital stock, issued (in shares)													7,000,000
Share-based Payment Arrangement, Tranche One
Employment and Compensation Arrangements
Share price (in dollars per share)							$ 15.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares							2,654,856
Period After Closing for Sale Price of Share							42 months
Share-based Payment Arrangement, Tranche Two
Employment and Compensation Arrangements
Share price (in dollars per share)							$ 17.50												$ 17.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares																			17,265,826
Management Incentive Plan
Employment and Compensation Arrangements
Vesting period											5 years
Incentive Award Plan 2019
Employment and Compensation Arrangements
Stock options not granted									40,200,324		40,200,324	42,785,926
Transaction Related Awards 2019
Employment and Compensation Arrangements
Authorized grants							7,000,000
Share-based compensation expense										$ 13,720,000
Share price (in dollars per share)							$ 20.00
Weighted-average risk-free interest rate							1.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							20.00%
Weighted-average expected dividend yield							0.00%
Transaction Related Awards 2019 | Sponsor agreement
Employment and Compensation Arrangements
Share-based compensation expense												$ 25,013,000
Weighted-average risk-free interest rate						1.42%	2.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						20.00%	20.00%
Weighted-average expected dividend yield						0.00%	0.00%
Increase (Decrease) In Expense Relating Granting Of Incentive Shares												48,102,000
Increase (Decrease) In Expense Relating To Shares Purchased By Founders												4,411,000
Transaction Related Awards 2019 | Sponsor agreement | Minimum
Employment and Compensation Arrangements
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Discount For Lack Of Marketability						3.00%	3.00%
Contractual term						2 years
Transaction Related Awards 2019 | Sponsor agreement | Maximum
Employment and Compensation Arrangements
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Discount For Lack Of Marketability						7.00%	7.00%
Contractual term						3 years
Transaction Related Awards 2019 | Sponsor agreement | Warrant
Employment and Compensation Arrangements
Increase (Decrease) In Expense Relating To Vesting Of Ordinary Shares												6,297
Transaction Related Awards 2019 | Sponsor agreement | Common Stock Issued Price at least $15.25
Employment and Compensation Arrangements
Increase (Decrease) In Expense Relating To Vesting Of Ordinary Shares												$ 9,396,000
Sale of stock, price per share (usd per share)												$ 15.25
Transaction Related Awards 2019 | Sponsor agreement | Common Stock Issued Price at least $17.50
Employment and Compensation Arrangements
Increase (Decrease) In Expense Relating To Vesting Of Ordinary Shares												$ 13,101,000
Sale of stock, price per share (usd per share)												$ 17.50
Transaction Related Awards 2019 | Sponsor agreement | Founder shares
Employment and Compensation Arrangements
Capital stock, issued (in shares)												1,500,000
Net proceeds after fees												$ 15,000
Transaction Related Awards 2019 | Sponsor agreement | Share Capital
Employment and Compensation Arrangements
Increase (Decrease) In Expense Relating To Vesting Of Ordinary Shares												1,193,000
2016 Equity Incentive Plan
Employment and Compensation Arrangements
Options issued (in shares)														28,400,000
2016 Equity Incentive Plan | Employee Stock Option
Employment and Compensation Arrangements
Accelerated vesting (in shares)			3,530,000
Accelerated compensation expense												$ 2,007,000